UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 96.6%
Alabama 0.5%
Alabama, Huntsville-Randolph School, Educational Building Authority Lease Revenue, Randolph School Project, 0.6% *, 2/1/2038, Compass Bank (a)	10,000,000	10,000,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.75% *, 12/1/2027, JPMorgan Chase Bank (a)	10,000,000	10,000,000

		20,000,000
Alaska 1.1%
Alaska, State Housing Finance Corp., Governmental Purpose, Series B, 0.8% *, 12/1/2030	50,000,000	50,000,000

Arizona 2.5%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 0.45% *, 12/15/2018, Bank of New York (a)	2,650,000	2,650,000
Arizona, BB&T Municipal Trust, Series 2012, 144A, 0.45% *, 7/1/2027	2,075,000	2,075,000
Arizona, Board of Regents, State University System Revenue, Series A, 0.35% *, 7/1/2034, Lloyds TSB Bank PLC (a)	6,500,000	6,500,000
Arizona, Health Facilities Authority Revenue, Banner Health, Series B, 0.4% *, 1/1/2035, Scotiabank (a)	12,300,000	12,300,000
Arizona, Health Facilities Authority Revenue, The Terraces, 0.45% *, 12/1/2037, Sovereign Bank FSB (a)	10,000,000	10,000,000
Arizona, Salt River Pima-Maricopa Indian Community:
0.45% *, 10/1/2025, Bank of America NA (a)	3,285,000	3,285,000
0.45% *, 10/1/2026, Bank of America NA (a)	2,390,000	2,390,000
Arizona, Salt River Project, Series 2008-1095, 144A, 0.48% *, 1/1/2033	4,500,000	4,500,000
Arizona, Salt River Project, Agricultural Improvement & Power District, Electric Systems Revenue, Series R-12039, 144A, 0.71% *, 1/1/2035	3,000,000	3,000,000
Arizona, Senior Sports & Tourism Authority Revenue, Multi-Purpose Stadium, 0.6% *, 7/1/2036, Allied Irish Bank PLC (a)	4,000,000	4,000,000
Maricopa County, AZ, RBC Municipal Products, Inc. Trust:
Series C-1, 144A, AMT, 0.68% *, 1/1/2016, Royal Bank of Canada (a)	29,595,000	29,595,000
Series C-6, 144A, AMT, 0.68% *, 5/1/2016, Royal Bank of Canada (a)	13,995,000	13,995,000
Pinal County, AZ, Electrical District No. 3, Electrical Systems Revenue, Series U-1, 144A, 0.58% *, 10/3/2011	16,995,000	16,995,000

		111,285,000
California 1.2%
California, BB&T Municipal Trust, Series 2014, 144A, 0.45% *, 3/15/2039	2,255,000	2,255,000
California, Clipper Tax-Exempt Certificate Trust, Series 2007-38, 144A, 0.63% *, 4/1/2023	25,000,000	25,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.63% *, 5/15/2018, JPMorgan Chase Bank (a)	13,000,000	13,000,000
Series 2681, 144A, AMT, 0.78% *, 5/15/2018, JPMorgan Chase Bank (a)	10,000,000	10,000,000

		50,255,000
Colorado 3.3%
Colorado, Centerra Metropolitan District 1 Revenue, Refunding and Improvement, 0.5% *, 12/1/2029, Compass Bank (a)	15,000,000	15,000,000
Colorado, College Investment Revenue, Education Loan, Series I-A, AMT, 0.6% *, 12/1/2042, Lloyds TSB Bank PLC (a)	30,000,000	30,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 0.45% *, 10/1/2032, US Bank NA (a)	6,400,000	6,400,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.45% *, 6/1/2038, US Bank NA (a)	16,610,000	16,610,000
Colorado, Goldsmith Metropolitan District, 0.61% *, 12/1/2034, Compass Bank (a)	5,300,000	5,300,000
Colorado, Health Facilities Authority Revenue, Bethesda Adult Communities, Series A, 0.45% *, 8/15/2034, LaSalle Bank NA (a)	5,000,000	5,000,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.45% *, 6/1/2038, JPMorgan Chase Bank (a)	9,000,000	9,000,000
Colorado, Housing & Finance Authority, Series AA3, 0.65% *, 5/1/2036	7,670,000	7,670,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.5% *, 12/1/2020, Compass Bank (a)	6,965,000	6,965,000
Colorado, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.58% *, 12/1/2031, Royal Bank of Canada (a)	17,580,000	17,580,000
Colorado, Revenue Bond, Series 2007-319, 144A, 0.58% *, 6/7/2010, Bank of America NA (a)	23,660,000	23,660,000

		143,185,000
Delaware 1.3%
Delaware, BB&T Municipal Trust, Series 5000, 0.68% *, 10/1/2028, Rabobank International (a)	18,804,794	18,804,794
Delaware, Eagle Tax Exempt Trust, 144A, AMT, 0.58% *, 4/15/2049	24,750,000	24,750,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.47% *, 5/1/2036, PNC Bank NA (a)	6,490,000	6,490,000

Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 0.65% *, 1/1/2016, Citizens Bank of PA (a)	6,515,000	6,515,000

		56,559,794
District of Columbia 0.8%
District of Columbia, Center for Internships & Academic Revenue, 0.5% *, 7/1/2036, Branch Banking & Trust (a)	3,400,000	3,400,000
District of Columbia, Family & Child Services Revenue, 0.45% *, 7/1/2041, Bank of America NA (a)	4,150,000	4,150,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, 144A, AMT, 0.58% *, 6/1/2038	7,780,000	7,780,000
District of Columbia, John F. Kennedy Center Revenue, 0.45% *, 10/1/2029, Bank of America NA (a)	15,310,000	15,310,000
District of Columbia, Maret School, Inc. Revenue, 0.54% *, 10/1/2033, SunTrust Bank (a)	2,865,000	2,865,000

		33,505,000
Florida 6.2%
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.53% *, 1/15/2019, Branch Banking & Trust (a)	7,290,000	7,290,000
Series 1029, 0.53% *, 7/1/2024, Branch Banking & Trust (a)	11,160,000	11,160,000
Series 1031, 0.53% *, 8/1/2024, Branch Banking & Trust (a)	11,000,000	11,000,000
Series 1012, 144A, 0.53% *, 11/1/2024, Branch Banking & Trust (a)	9,900,000	9,900,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.6% *, 7/15/2024	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Program, Out of Door Academy, 0.5% *, 7/1/2038, Northern Trust Co. (a)	11,500,000	11,500,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 0.48% *, 10/15/2032	7,720,000	7,720,000
Florida, RBC Municipal Products, Inc. Trust, Series E-4, 144A, AMT, 0.68% *, 6/1/2010, Royal Bank of Canada (a)	9,995,000	9,995,000
Florida, Revenue Bonds, Series 10003, 144A, 0.78% *, 12/1/2031, Bank of America NA (a)	3,975,000	3,975,000
Hernando County, FL, Industrial Development Revenue, Goodwill Industries-Suncoast, Inc., 0.54% *, 12/1/2030, SunTrust Bank (a)	7,500,000	7,500,000
Highlands County, FL, Health Facilities Authority Revenue:
Series C, 0.45% *, 11/15/2037, SunTrust Bank (a)	9,580,000	9,580,000
Series B-3, 0.54% *, 11/15/2031, SunTrust Bank (a)	5,000,000	5,000,000
Series A, 0.54% *, 11/15/2034, SunTrust Bank (a)	5,000,000	5,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.85% *, 8/15/2041, SunTrust Bank (a)	8,000,000	8,000,000
Hillsborough County, FL, Industrial Development Authority, Health Care Facility Revenue, Lifelink Foundation, Inc. Project, 0.54% *, 2/1/2035, SunTrust Bank (a)	6,500,000	6,500,000
Jacksonville, FL, Health Facilities Authority Hospital Revenue, Series E, 0.47% *, 8/15/2027, Branch Banking & Trust (a)	11,775,000	11,775,000
Jacksonville, FL, Transportation Revenue, Series B, 1.0% *, 10/1/2027	13,500,000	13,500,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.5% *, 10/1/2027, Northern Trust Co. (a)	15,000,000	15,000,000
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare:
Series E, 0.54% *, 10/1/2026, SunTrust Bank (a)	5,500,000	5,500,000
Series F, 0.65% *, 10/1/2026, SunTrust Bank (a)	5,800,000	5,800,000
Series G, 1.0% *, 10/1/2026, SunTrust Bank (a)	5,500,000	5,500,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Series 1179, 144A, AMT, 0.68% *, 10/1/2031	7,390,000	7,390,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase I, AMT, 0.85% *, 8/15/2042, SunTrust Bank (a)	10,780,000	10,780,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase II, AMT, 0.85% *, 8/15/2042, SunTrust Bank (a)	8,660,000	8,660,000
Orlando & Orange County, FL, Expressway Authority Revenue, Series B-2, 0.49% *, 7/1/2040, SunTrust Bank (a)	19,000,000	19,000,000
Osceola County, FL, Housing Finance Authority, Multi-Family Revenue, Arrow Ridge Apartments, Series A, AMT, 0.8% *, 10/1/2032	4,200,000	4,200,000

Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.56% *, 3/1/2034, Northern Trust Co. (a)	4,750,000	4,750,000
Sarasota County, FL, Health Care Facilities Authority Revenue, Bay Village Project, 0.47% *, 12/1/2023, Bank of America NA (a)	4,520,000	4,520,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 0.55% *, 11/1/2034, Allied Irish Bank PLC (a)	8,470,000	8,470,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.6% *, 10/15/2042, JPMorgan Chase Bank (a)	11,700,000	11,700,000

		269,665,000
Georgia 4.6%
Atlanta, GA, Development Authority Revenue, Botanical Garden Improvements Project, 0.54% *, 11/1/2029, SunTrust Bank (a)	9,500,000	9,500,000
Atlanta, GA, Revenue Bond, Series 2008-3046X, 144A, 1.03% *, 7/1/2037 (b)	6,665,000	6,665,000
Cobb County, GA, Kennestone Hospital Authority Revenue, Series A, 0.68% *, 4/1/2040, SunTrust Bank (a)	20,000,000	20,000,000
Fayette County, GA, Hospital Authority Revenue, Anticipation Certificates, Community Hospital Project, 0.54% *, 6/1/2035, SunTrust Bank (a)	14,000,000	14,000,000
Floyd County, GA, Development Authority Revenue, Berry College, 0.54% *, 6/1/2038, SunTrust Bank (a)	11,000,000	11,000,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 0.5% *, 12/1/2030, Branch Banking & Trust (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Georgia Tech Facilities Project:
Series A, 0.4% *, 5/1/2037, SunTrust Bank (a)	3,500,000	3,500,000
Series B, 0.47% *, 6/1/2032, SunTrust Bank (a)	3,400,000	3,400,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 0.5% *, 5/1/2026, Branch Banking & Trust (a)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 0.5% *, 8/1/2035, Branch Banking & Trust (a)	2,700,000	2,700,000
Fulton County, GA, Development Authority Revenue, Piedmont Healthcare, Inc. Project, 0.54% *, 6/1/2037, SunTrust Bank (a)	9,000,000	9,000,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 0.54% *, 9/1/2035, SunTrust Bank (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, The Lovett School Project, 0.54% *, 4/1/2033, SunTrust Bank (a)	8,000,000	8,000,000
Fulton County, GA, Development Authority Revenue, Woodward Academy, Inc. Project, 0.54% *, 12/1/2033, SunTrust Bank (a)	5,000,000	5,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project:
Series C, 0.58% *, 10/1/2031, Branch Banking & Trust (a)	8,750,000	8,750,000
Series A, 0.58% *, 10/1/2036, Branch Banking & Trust (a)	11,040,000	11,040,000
Georgia, RBC Municipal Products, Inc. Trust:
Series C-3, 144A, AMT, 0.68% *, 3/1/2016, Royal Bank of Canada (a)	10,000,000	10,000,000
Series C-9, AMT, 0.68% *, 8/1/2016, Royal Bank of Canada (a)	30,495,000	30,495,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.51% *, 6/1/2032, US Bank NA (a)	11,630,000	11,630,000
Richmond County, GA, Hospital Authority Revenue, Anticipation Certificates, University Health Services, Inc. Project, 0.54% *, 1/1/2036, SunTrust Bank (a)	10,000,000	10,000,000
Walker, Dade, & Catoosa Counties, GA, Hospital Authority Revenue, Anticipation Certificates, Hutcheson Medical Center, 0.68% *, 10/1/2028, Regions Bank (a)	11,800,000	11,800,000

		198,980,000
Hawaii 0.5%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Series 2006-4G, 144A, 1.03% *, 7/1/2030	15,995,000	15,995,000
Hawaii, State General Obligation, Series 2008-0002, "A", 144A, 0.7% *, 5/1/2028	4,950,000	4,950,000

		20,945,000
Idaho 1.7%
Idaho, Housing & Finance Association, Single Family Mortgage:
Series B, AMT, 1.4% *, 7/1/2032	5,460,000	5,460,000
"I", Series A, AMT, 1.4% *, 7/1/2033	6,280,000	6,280,000

"I", Series B, AMT, 1.4% *, 7/1/2033	6,160,000	6,160,000
Idaho, Non-Profit Housing & Finance Association Facilities Revenue, College of Idaho Project, 0.45% *, 7/1/2030, US Bank NA (a)	5,000,000	5,000,000
Idaho, State General Obligation, Tax Anticipation Notes, 3.0%, 6/30/2009	52,500,000	52,769,489

		75,669,489
Illinois 7.1%
Channahon, IL, Morris Hospital Revenue:
Series B, 0.45% *, 12/1/2032, US Bank NA (a)	4,285,000	4,285,000
Series C, 0.45% *, 12/1/2032, US Bank NA (a)	5,470,000	5,470,000
Chicago, IL, General Obligation:
Series R-10267, 144A, 0.53% *, 1/1/2042	7,520,000	7,520,000
Series 2873, 144A, 0.95% *, 1/1/2033	5,500,000	5,500,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago:
Series 2007, 144A, 0.45% *, 12/1/2033	3,810,000	3,810,000
Series R-11283, 144A, 0.5% *, 12/1/2021	2,390,000	2,390,000
Series 2008-052, 144A, 4.0% *, 12/1/2035	17,395,000	17,395,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.56% *, 2/1/2035, Harris Trust & Savings Bank (a)	6,000,000	6,000,000
Cook County, IL, Sales Tax Anticipation Notes, 3.0%, 8/3/2009	17,500,000	17,622,247
Illinois, BB&T Municipal Trust, Series 5001, 0.68% *, 6/1/2020, Rabobank International (a)	20,160,000	20,160,000
Illinois, Development Finance Authority Revenue, Shelby Memorial Hospital Association, Inc., Series B-1, 0.67% *, 10/1/2029, Comerica Bank (a)	4,300,000	4,300,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 1.65% *, 4/1/2020, Bank One NA (a)	1,880,000	1,880,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw, Tretam & Co. Project, AMT, 0.7% *, 8/1/2027, LaSalle Bank NA (a)	3,180,000	3,180,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 0.7% *, 8/1/2019, LaSalle Bank NA (a)	3,500,000	3,500,000
Illinois, Educational Facilities Authority Revenues, University of Chicago:
Series B-1, 1.85% *, 7/1/2036	8,100,000	8,100,000
Series B-2, 1.85% *, 7/1/2036	8,600,000	8,600,000
Illinois, Educational Facility Authority Revenue, Series N, 0.8%, 3/18/2009	30,000,000	30,000,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co., Series D, 0.47% *, 3/1/2020, SunTrust Bank (a)	10,000,000	10,000,000
Illinois, Finance Authority Revenue, "A", 144A, 0.51% *, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 0.45% *, 11/1/2040, Sovereign Bank FSB (a)	5,000,000	5,000,000
Series D, 0.45% *, 11/1/2040, Sovereign Bank FSB (a)	9,600,000	9,600,000
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series C, 0.28% *, 7/1/2032, Wells Fargo Bank NA (a)	5,800,000	5,800,000
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series B, 0.45% *, 8/15/2038, Allied Irish Bank PLC (a)	7,500,000	7,500,000
Illinois, Finance Authority, Student Housing Revenue, Dekalb LLC Project, Series A, 0.55% *, 7/1/2038, Sovereign Bank FSB (a)	4,500,000	4,500,000
Illinois, RBC Municipal Products, Inc. Trust, Finance Authority Revenue, Series E-10, 144A, 0.58% *, 3/1/2011, Royal Bank of Canada (a)	10,000,000	10,000,000
Illinois, Regional Transit Improvements, Series 2008-3043X, 144A, 1.53% *, 7/1/2026	6,665,000	6,665,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 0.7% *, 6/15/2023	3,320,000	3,320,000
Illinois, State General Obligation, Series R-11295, 144A, 0.5% *, 1/1/2027	2,990,000	2,990,000
Illinois, State Toll Highway Authority Revenue, Series A-1, 2.0% *, 7/1/2030	25,000,000	25,000,000
Illinois, University of Illinois Revenue, "A", 144A, 0.69% *, 4/1/2035	14,300,000	14,300,000
Justice, IL, Multi-Family Housing Revenue, Candlewood Apartments Project, AMT, 0.62% *, 1/15/2033	10,700,000	10,700,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.8% *, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc. Project, AMT, 0.7% *, 7/1/2020, LaSalle Bank NA (a)	1,960,000	1,960,000

Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.59% *, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000

		310,112,247
Indiana 1.4%
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.45% *, 8/1/2029, Harris NA (a)	6,970,000	6,970,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Clarian Health:
Series C, 0.4% *, 2/15/2030, Branch Banking & Trust (a)	8,950,000	8,950,000
Series D, 0.43% *, 2/15/2030, Branch Banking & Trust (a)	8,930,000	8,930,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 0.45% *, 5/1/2036, Sovereign Bank FSB (a)	12,625,000	12,625,000
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 0.5% *, 4/1/2024, Bank One NA (a)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Red Gold, Inc. Project, Series A, 1.0% *, 6/30/2009, Harris Trust and Savings Bank (a)	3,700,000	3,700,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 0.7% *, 6/1/2022, LaSalle Bank NA (a)	5,000,000	5,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 0.7% *, 6/1/2022, LaSalle Bank NA (a)	4,900,000	4,900,000
Terre Haute, IN, Westminster Village Revenue, Series A, 0.45% *, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000

		62,320,000
Iowa 0.7%
Iowa, Finance Authority, Multi-Family Revenue, Housing Windsor on River, Series A, AMT, 0.6% *, 5/1/2042, Wells Fargo Bank NA (a)	17,000,000	17,000,000
Iowa, State School Cash Anticipation Program, School Corporations, Series B, 3.0%, 1/21/2010, US Bank NA (a)	14,000,000	14,296,274

		31,296,274
Kansas 0.7%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.66% *, 12/1/2036, Marshall & Ilsley (a)	3,650,000	3,650,000
Leawood, KS, General Obligation, Series 1, 3.0%, 10/1/2009	15,800,000	15,931,319
Lenexa, KS, Series 2007-302, 144A, 0.58% *, 2/1/2012	12,495,000	12,495,000

		32,076,319
Kentucky 1.5%
Kentucky, Asset/Liability Commission, General Fund Revenue, Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/25/2009	53,000,000	53,250,644
Kentucky, Housing Corp. Revenue, Series F, AMT, 0.7% *, 7/1/2029	9,050,000	9,050,000
Mason County, KY, Pollution Control Revenue, East Kentucky Power Corp., Inc., Series B-2, 1.15% *, 10/15/2014	4,600,000	4,600,000

		66,900,644
Louisiana 0.7%
Louisiana, BB&T Municipal Trust, Series 4003, 144A, 0.64% *, 1/1/2032, Branch Banking & Trust (a)	16,620,000	16,620,000
Louisiana, Local Government Environmental Facilities & Community Development Authority Revenue, Downreit, Inc., Series B, 0.45% *, 10/1/2037, ABN AMRO Bank NV (a)	10,635,000	10,635,000
Louisiana, St. Tammany Parish Development District Revenue, 0.54% *, 7/1/2038, SunTrust Bank (a)	5,000,000	5,000,000

		32,255,000
Maine 0.2%
Maine, State Housing Authority Mortgage Purchase:
Series B, AMT, 0.8% *, 11/15/2041	5,000,000	5,000,000
Series G, AMT, 1.05% *, 11/15/2037	5,000,000	5,000,000

		10,000,000

Maryland 1.0%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 0.85% *, 7/1/2020, Societe Generale (a)	10,000,000	10,000,000
Chestertown, MD, Economic Development Project Revenue, Washington College, Series A, 0.7% *, 3/1/2038, RBS Citizens NA (a)	7,000,000	7,000,000
Maryland, BB&T Municipal Trust, University & College Improvements, Series 46, 144A, 0.45% *, 7/1/2016	3,850,000	3,850,000
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 0.5% *, 4/1/2031, Branch Banking & Trust (a)	3,850,000	3,850,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Sheppard Pratt, Series B, 0.54% *, 7/1/2028, SunTrust Bank (a)	6,895,000	6,895,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 0.42% *, 1/1/2043, Branch Banking & Trust (a)	11,955,000	11,955,000

		43,550,000
Massachusetts 5.5%
Commonwealth of Massachusetts, Series M, 0.8%, 3/19/2009	11,250,000	11,250,000
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.75% *, 3/1/2030	40,000,000	40,000,000
Massachusetts, Macon Trust:
Series 2007-310, 144A, 0.58% *, 6/15/2012, Bank of America NA (a)	4,150,000	4,150,000
Series 2007-343, 144A, 0.58% *, 12/1/2012, Bank of America NA (a)	27,388,000	27,388,000
Massachusetts, State Bond Anticipation Notes, Series A, 3.0%, 3/5/2009	80,000,000	80,155,241
Massachusetts, State Development Finance Agency Revenue, Charles River School, 0.53% *, 5/1/2037, Citizens Bank of MA (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Dean College, 0.68% *, 10/1/2038, RBS Citizens NA (a)	10,000,000	10,000,000
Massachusetts, State Development Finance Agency Revenue, Northfield Mount Hermon, 0.52% *, 10/1/2042, JP Morgan Chase Bank (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Tabor Academy, Series A, 0.68% *, 12/1/2036, Citizens Bank of MA (a)	7,530,000	7,530,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.53% *, 4/1/2038, TD Bank NA (a)	5,400,000	5,400,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute, 0.68% *, 10/1/2030, RBS Citizens NA (a)	9,710,000	9,710,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.58% *, 9/1/2041, TD Bank NA (a)	5,265,000	5,265,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series W, 0.2% *, 10/1/2028, TD Bank NA (a)	6,550,000	6,550,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 0.58% *, 7/1/2043, TD Bank NA (a)	14,000,000	14,000,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 0.58% *, 3/1/2028	8,710,000	8,710,000

		240,108,241
Michigan 2.4%
Eastern Michigan University Revenues, 4.0% *, 6/1/2036, Dexia Credit Local (a)	13,000,000	13,000,000
Forest Hills, MI, Public Schools, Series 1791, 144A, 0.46% *, 5/1/2009	7,805,000	7,805,000
Michigan, Kent Hospital Finance Authority Revenue, Spectrum Health System, Series C, 0.4% *, 1/15/2026, Bank of New York (a)	15,000,000	15,000,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.67% *, 9/1/2033, Royal Bank of Canada (a)	66,745,000	66,745,000

		102,550,000
Minnesota 0.8%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project:
AMT, 0.62% *, 11/1/2017, US Bank NA (a)	3,375,000	3,375,000
AMT, 0.62% *, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000

Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Allina Health Care System Revenue, Series C-2, 0.42% *, 11/15/2034, Wells Fargo Bank NA (a)	9,950,000	9,950,000
Minnesota, School Districts Tax & Aid Anticipation Borrowing Program Certificates, 3.0%, 9/4/2009	12,000,000	12,093,942
University of Minnesota, Series A, 0.2% *, 1/1/2034	5,165,000	5,165,000

		35,583,942
Mississippi 0.2%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.96% *, 12/1/2047, Wells Fargo Bank NA (a)	9,375,000	9,375,000
Missouri 0.5%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 0.45% *, 2/1/2039, US Bank NA (a)	9,000,000	9,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Rockhurst High School, 0.95% *, 9/1/2027, Allied Irish Bank PLC (a)	4,595,000	4,595,000
Platte County, MO, Industrial Development Authority Revenue, Complete Home Concepts, Series A, AMT, 0.61% *, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000
Springfield, MO, Industrial Development Authority Revenue, Abec, Inc. Project, AMT, 0.69% *, 6/1/2028, US Bank NA (a)	3,200,000	3,200,000

		23,595,000
Nebraska 0.3%
Nebraska, Investment Finance Authority, Single Family Housing Revenue:
Series B, AMT, 0.65% *, 9/1/2034	4,290,000	4,290,000
Series D, AMT, 0.65% *, 9/1/2034	3,740,000	3,740,000
Series E, AMT, 0.65% *, 9/1/2034	3,905,000	3,905,000
Omaha, NE, Public Power District Electric Revenue, Series R-11291, 144A, 0.5% *, 2/1/2034	2,490,000	2,490,000

		14,425,000
Nevada 1.1%
Clark County, NV, Airport Revenue, Series D-3, 0.55% *, 7/1/2029, Bayerische Landesbank (a)	14,350,000	14,350,000
Clark County, NV, School District, Series B, 5.0%, 6/15/2009	7,000,000	7,081,133
Nevada, Housing Division Single Family Mortgage Revenue:
Series B, AMT, 0.65% *, 4/1/2042	8,000,000	8,000,000
Series A, AMT, 0.7% *, 10/1/2039	14,700,000	14,700,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.6% *, 10/15/2032	4,400,000	4,400,000

		48,531,133
New Hampshire 1.2%
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 0.53% *, 8/1/2036, Citizens Bank of NH (a)	10,000,000	10,000,000
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood Heritage Heights, Series B, 0.48% *, 1/1/2030, Citizens Bank of NH (a)	9,790,000	9,790,000
New Hampshire, Health & Education Facilities Authority Revenue, Kendal at Hanover, Series B, 0.7% *, 10/1/2030, RBS Citizens NA (a)	13,330,000	13,330,000
New Hampshire, Health & Education Facilities Authority Revenue, RiverWoods at Exeter, 0.45% *, 3/1/2038, Bank of America NA (a)	14,000,000	14,000,000
New Hampshire, Higher Educational & Health Facilities Authority Revenue, Greater Manchester YMCA, 0.7% *, 10/1/2028, RBS Citizens NA (a)	3,800,000	3,800,000

		50,920,000
New Jersey 1.2%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 0.65% *, 4/1/2026, National Bank of Canada (a)	2,960,000	2,960,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/25/2009	50,000,000	50,273,450

		53,233,450
New Mexico 0.7%
Bernalillo County, NM, Gross Receipts Tax Revenue, Series 2004-B, 144A, 1.53% *, 4/1/2027	10,320,000	10,320,000

University of New Mexico Revenues, 1.25% *, 6/1/2026	19,480,000	19,480,000

		29,800,000
New York 0.6%
New York, State Dormitory Authority Revenues, State Supported Debt, City University, Series D, 0.43% *, 7/1/2031, TD Bank NA (a)	7,000,000	7,000,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 0.6% *, 5/15/2037	11,950,000	11,950,000
New York, State Urban Development Corp. Revenue, Series 2008-054, 144A, 4.0% *, 3/15/2024, Dexia Credit Local (a)	9,000,000	9,000,000

		27,950,000
North Carolina 4.8%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.7% *, 11/1/2023, Bank of America NA (a)	4,150,000	4,150,000
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.53% *, 3/1/2024, Branch Banking & Trust (a)	6,395,000	6,395,000
Series 1009, 144A, 0.53% *, 3/1/2024, Branch Banking & Trust (a)	18,435,000	18,435,000
Series 1011, 144A, 0.53% *, 4/1/2024, Branch Banking & Trust (a)	8,750,000	8,750,000
Series 1024, 144A, 0.53% *, 5/31/2024, Branch Banking & Trust (a)	5,370,000	5,370,000
Series 1025, 144A, 0.53% *, 6/1/2024, Branch Banking & Trust (a)	11,800,000	11,800,000
Series 1027, 144A, 0.53% *, 3/1/2016, Branch Banking & Trust (a)	11,085,000	11,085,000
Series 1032, 0.53% *, 1/7/2024, Branch Banking & Trust (a)	12,995,000	12,995,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project:
0.5% *, 12/1/2028, Branch Banking & Trust (a)	6,000,000	6,000,000
0.5% *, 5/1/2030, Branch Banking & Trust (a)	4,500,000	4,500,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.5% *, 8/1/2030, Branch Banking & Trust (a)	7,400,000	7,400,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.5% *, 6/1/2033, Branch Banking & Trust (a)	2,700,000	2,700,000
North Carolina, Capital Facilities Finance Agency, Educational Revenue, Forsyth Country Day School, 0.5% *, 12/1/2031, Branch Banking & Trust (a)	11,690,000	11,690,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, Series B, 0.5% *, 11/1/2038, Branch Banking & Trust (a)	10,035,000	10,035,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Wake Forest University, Series A, 0.4% *, 7/1/2034, Branch Banking & Trust (a)	7,870,000	7,870,000
North Carolina, Medical Care Commission, Hospital Revenue, Southeastern Regional Medical Center, 0.5% *, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage Southminster, Series C, 0.46% *, 10/1/2014, Sovereign Bank FSB (a)	14,235,000	14,235,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, United Methodist Church, Series B, 0.5% *, 10/1/2035, Branch Banking & Trust (a)	4,905,000	4,905,000
North Carolina, Piedmont Triad Airport Authority Revenue:
Series A, 0.45% *, 7/1/2032, Branch Banking & Trust (a)	4,340,000	4,340,000
Series B, AMT, 0.7% *, 7/1/2029, Branch Banking & Trust (a)	3,965,000	3,965,000
North Carolina, State Education Assistance Authority Revenue, Student Loan:
Series A-2, AMT, 0.6% *, 9/1/2035, Royal Bank of Canada (a)	23,000,000	23,000,000
Series 5, AMT, 0.65% *, 9/1/2035, Branch Banking & Trust (a)	16,570,000	16,570,000
Raleigh Durham, NC, Airport Authority Revenue, Series C, AMT, 0.79% *, 5/1/2036, SunTrust Bank (a)	10,000,000	10,000,000
University of North Carolina Revenues, Series R-11292, 144A, 0.5% *, 12/1/2036	3,080,000	3,080,000

		211,770,000
Ohio 2.9%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.65% *, 12/1/2032, KBC Bank NV (a)	5,050,000	5,050,000
Butler County, OH, Healthcare Facilities Revenue, LifeSphere Project, 0.56% *, 5/1/2030, US Bank NA (a)	5,575,000	5,575,000
Columbus, OH, General Obligation, Series R-11293, 144A, 0.5% *, 9/1/2020	6,000,000	6,000,000

Ohio, Clipper Tax-Exempt Certificate Trust, Series 2006-8, 144A, AMT, 0.65% *, 4/1/2013	6,697,000	6,697,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 0.65% *, 9/1/2036	45,000,000	45,000,000
Ohio, State Housing Finance Authority Revenue, Series 2008-3308, 144A, AMT, 0.73% *, 3/1/2033	13,300,000	13,300,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 0.96% *, 6/1/2048, Wells Fargo Bank NA (a)	9,780,000	9,780,000
Series D, AMT, 0.96% *, 6/1/2048, Wells Fargo Bank NA (a)	4,340,000	4,340,000
Ohio, State Higher Educational Facility Commission Revenue, University Hospitals Health System:
Series A, 0.4% *, 1/15/2035, Allied Irish Bank PLC (a)	15,125,000	15,125,000
Series B, 0.5% *, 1/15/2035, RBS Citizens NA (a)	8,600,000	8,600,000
Series E, 0.55% *, 1/15/2035, RBS Citizens NA (a)	5,000,000	5,000,000

		124,467,000
Oklahoma 2.0%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.5% *, 1/1/2042, KBC Bank NV (a)	15,835,000	15,835,000
Oklahoma, State Student Loan Authority Revenue, Series IIA-1, AMT, 0.7% *, 3/1/2037, Bank of America NA (a)	30,000,000	30,000,000
Oklahoma, State Turnpike Authority Revenue, Series C, 0.55% *, 1/1/2028	40,000,000	40,000,000

		85,835,000
Oregon 1.6%
Oregon, Portland Housing Revenue,, Series 2007-313, 144A, 0.56% *, 12/1/2039	11,805,000	11,805,000
Oregon, State Facilities Authority Revenue, PeaceHealth System:
Series D, 0.3% *, 5/1/2047, Wells Fargo Bank NA (a)	2,000,000	2,000,000
Series C, 0.47% *, 5/1/2047, Wells Fargo Bank NA (a)	4,200,000	4,200,000
Oregon, State General Obligation, Tax Anticipation Notes, Series A, 3.0%, 6/30/2009	35,000,000	35,182,525
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
0.58% *, 5/1/2034, Bank of America NA (a)	8,985,000	8,985,000
0.58% *, 5/1/2037, Bank of America NA (a)	5,665,000	5,665,000

		67,837,525
Pennsylvania 4.3%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.5% *, 6/1/2032, PNC Bank NA (a)	7,785,000	7,785,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-11, 144A, 0.58% *, 12/1/2011, Royal Bank of Canada (a)	10,000,000	10,000,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy, Series B, 0.55% *, 12/1/2041, Royal Bank of Scotland (a)	5,000,000	5,000,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital:
Series A, 0.45% *, 7/1/2034, TD Bank NA (a)	7,000,000	7,000,000
Series B, 0.47% *, 7/1/2039, PNC Bank NA (a)	8,850,000	8,850,000
Chester County, PA, Industrial Development Authority, University Student Housing Revenue LLC, Series A, 0.45% *, 2/1/2043, Citizens Bank of PA (a)	8,000,000	8,000,000
Dauphin County, PA, General Authority Revenue, Series 100G, 144A, 1.03% *, 1/1/2029	46,196,461	46,196,461
Delaware County, PA, Authority Revenue, Riddle Village Project, 0.45% *, 6/1/2037, Sovereign Bank FSB (a)	9,800,000	9,800,000
Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Series B, 0.45% *, 1/1/2026, TD Bank NA (a)	11,000,000	11,000,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 0.75% *, 6/1/2033, Allied Irish Bank PLC (a)	2,100,000	2,100,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 0.4% *, 1/1/2032, PNC Bank NA (a)	7,045,000	7,045,000
Northampton County, PA, Higher Educational Authority Revenue, Lafayette College, Series A, 0.4% *, 11/1/2028	17,900,000	17,900,000
Pennsylvania, BB&T Municipal Trust, Series 1, 0.49% *, 9/15/2015	4,995,000	4,995,000
Pennsylvania, State Turnpike Commission Revenue, Series B, 2.0% *, 12/1/2012	18,550,000	18,550,000

Philadelphia, PA, Airport Revenue, Series C, AMT, 0.5% *, 6/15/2025, TD Bank NA (a)	20,000,000	20,000,000
Philadelphia, PA, Authority for Industrial Development Revenues, Retirement Care, Evangelical Manor, 0.47% *, 10/1/2038, Citizens Bank of PA (a)	5,000,000	5,000,000

		189,221,461
Rhode Island 0.3%
Rhode Island, Housing & Mortgage Finance Corp., Series R-11207, 144A, AMT, 0.58% *, 10/1/2047	9,625,000	9,625,000
Rhode Island, Single Family Housing, Series 2008-1110, 144A, AMT, 0.73% *, 10/1/2032	5,250,000	5,250,000

		14,875,000
South Carolina 1.4%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 0.65% *, 9/1/2011	10,300,000	10,300,000
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.53% *, 1/1/2023, Branch Banking & Trust (a)	6,460,000	6,460,000
South Carolina, Greenville Hospital System Facilities Revenue, Series B, 0.47% *, 5/1/2033, SunTrust Bank (a)	6,000,000	6,000,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 0.5% *, 9/1/2028, Branch Banking & Trust (a)	6,400,000	6,400,000
South Carolina, Macon Trust, Series 2007-303, 144A, 0.58% *, 2/1/2012, Bank of America NA (a)	9,080,000	9,080,000
South Carolina, Revenue Bond, Series 2007-304, 144A, 0.56% *, 3/1/2040	13,895,000	13,895,000
South Carolina, Transportation Infrastructure Bank Revenue, Series B2, 0.42% *, 10/1/2031, Branch Banking & Trust (a)	7,960,000	7,960,000

		60,095,000
South Dakota 2.1%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 1.9% *, 8/1/2029	40,000,000	40,000,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, 144A, AMT, 0.66% *, 2/1/2028, First American Bank (a)	9,500,000	9,500,000
South Dakota, Housing Development Authority Revenue:
Series R-13080, 144A, 0.7% *, 5/1/2018	21,065,000	21,065,000
Series R-13081, 144A, AMT, 0.78% *, 5/1/2037	11,400,000	11,400,000
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, Series A-2, 0.4% *, 7/1/2038, US Bank NA (a)	9,000,000	9,000,000

		90,965,000
Tennessee 3.7%
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series C-1-A, 0.5% *, 6/1/2029	22,800,000	22,800,000
Series C-3-A, 0.5% *, 6/1/2029	10,000,000	10,000,000
Series E-5-A, 0.5% *, 6/1/2030, Branch Banking & Trust (a)	44,500,000	44,500,000
Clarksville, TN, Public Building Authority Revenue, Murfreesboro Lane, 0.54% *, 7/1/2024, SunTrust Bank (a)	4,910,000	4,910,000
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Municipal Bond Fund, 0.45% *, 6/1/2029, Bank of America NA (a)	14,790,000	14,790,000
Dickson, TN, Redstone Partners Floaters/Residuals Trust, Series B, 144A, AMT, 0.96% *, 12/1/2047, Wells Fargo Bank NA (a)	3,120,000	3,120,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Belmont University Project:
0.47% *, 12/1/2025, SunTrust Bank (a)	11,805,000	11,805,000
0.54% *, 12/1/2022, SunTrust Bank (a)	9,900,000	9,900,000
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series A, 0.54% *, 7/1/2019, Societe Generale (a)	5,900,000	5,900,000
Nashville, TN, Metropolitan Nashville Airport Authority, Special Facilities Revenue, Aero Nashville LLC Project, Series A, AMT, 0.63% *, 7/1/2036, JPMorgan Chase Bank (a)	5,180,000	5,180,000
Selmer/McNairy County, TN, Industrial Development Board Revenue, United Stainless, Inc., AMT, 0.7% *, 12/1/2023, Bank of America NA (a)	6,500,000	6,500,000
Sevier County, TN, Public Building Authority Revenue, Public Improvement:

Series V-A-I, AMT, 0.58% *, 6/1/2028, Branch Banking & Trust (a)	14,645,000	14,645,000
Series B-1, 0.6% *, 6/1/2032, Allied Irish Bank PLC (a)	9,135,000	9,135,000

		163,185,000
Texas 11.7%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.6% *, 6/30/2020	33,100,000	33,100,000
Austin, TX, Hotel Occupancy Tax Revenue, Series A, 2.0% *, 11/15/2029, Dexia Credit Local (a)	6,260,000	6,260,000
Comal, TX, Independent School District, Series 2593, 144A, 0.95% *, 2/1/2034	6,825,000	6,825,000
East Texas, Housing Finance, Redstone Partners Floaters / Residuals Trust, Series D, 144A, AMT, 0.96% *, 12/1/2047, Wells Fargo Bank NA (a)	7,945,000	7,945,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System, Series D-3, 0.35% *, 6/1/2029, Compass Bank (a)	4,625,000	4,625,000
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, Series B-2, 0.4% *, 9/1/2031, Compass Bank (a)	4,850,000	4,850,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.45% *, 11/15/2047, Northern Trust Co. (a)	5,000,000	5,000,000
Houston, TX, Housing Finance Corp., Series 2110, 144A, AMT, 0.95% *, 12/1/2040	4,515,000	4,515,000
Houston, TX, Independent School District, Series 1231, 144A, 0.95% *, 2/15/2032	5,040,000	5,040,000
Houston, TX, Utility Systems Revenue:
Series B1, 1.1% *, 5/15/2034, Bank of America NA, Bank of New York, Dexia Credit Local, State Street Bank & Trust Co. (a)	21,400,000	21,400,000
Series R-10282, 144A, 1.58% *, 11/15/2036 (b)	9,900,000	9,900,000
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 0.48% *, 12/1/2028 (b)	13,460,000	13,460,000
Kendall County, TX, Health Facilities Development Corp. Revenue, Morningside Ministries, Series A, 0.46% *, 1/1/2041, Allied Irish Bank PLC (a)	5,970,000	5,970,000
Leander, TX, Independent School District, Series R-11662, 144A, 0.51% *, 8/15/2025	3,750,000	3,750,000
North Texas, Tollway Authority, 0.45%, 6/1/2009	6,000,000	6,000,000
San Antonio, TX, Revenue Bond, Series 2008-1150, 144A, 0.48% *, 2/1/2029	11,985,000	11,985,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health, Series C-5, 0.45% *, 7/1/2031, Compass Bank (a)	10,000,000	10,000,000
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 0.95% *, 8/15/2036, HSH Nordbank AG (a)	25,000,000	25,000,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.55% *, 4/1/2021	24,570,000	24,570,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.73% *, 9/1/2032	6,740,000	6,740,000
Texas, Macon Trust, Series 2007-307, AMT, 0.78% *, 4/1/2009	23,995,000	23,995,000
Texas, Municipal Securities Trust Receipts, Series SGA-92, 144A, 2.0% *, 8/1/2029	5,000,000	5,000,000
Texas, North East Independent School District, "A", 144A, 0.49% *, 8/1/2037	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 0.67% *, 12/1/2034, Royal Bank of Canada (a)	52,995,000	52,995,000
Texas, Solar Eclipse Funding Trust, 144A, 0.5% *, 8/1/2037	4,975,000	4,975,000
Texas, State Department of Housing & Community Affairs, Multi-Family Housing Revenue, Series 2108, 144A, AMT, 0.95% *, 6/20/2047	3,375,000	3,375,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/28/2009	150,000,000	151,168,732
Texas, State Veteran Housing Assistance Fund II, Series A, AMT, 1.5% *, 12/1/2038	17,810,000	17,810,000
Texas, University of Houston, Series 2008-3315, 144A, 1.03% *, 2/15/2033 (b)	9,335,000	9,335,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.4% *, 7/1/2037, Bank of Scotland (a)	13,800,000	13,800,000
Weslaco, TX, Health Facilities Development, Knapp Medical Center, Series A, 0.4% *, 6/1/2038, Compass Bank (a)	4,780,000	4,780,000

		513,103,732
Utah 2.6%
Emery County, UT, Pollution Control Revenue, PacifiCorp, 0.53% *, 11/1/2024, Wells Fargo Bank NA (a)	10,000,000	10,000,000
Utah, Housing Corp., Series 2008-3300, 144A, AMT, 0.73% *, 1/1/2039	5,000,000	5,000,000

Utah, State Board of Regents Student Loan Revenue, Series A, AMT, 0.57% *, 11/1/2048, Wells Fargo Bank NA (a)	20,000,000	20,000,000
Utah, Transportation Authority Revenue, Series 2008-3045X, 144A, 1.03% *, 6/15/2036 (b)	2,500,000	2,500,000
Utah, Water Finance Agency Revenue, Series B-3, 0.55% *, 7/1/2036, JPMorgan Chase Bank (a)	75,400,000	75,400,000

		112,900,000
Vermont 0.1%
Vermont, Educational & Health Buildings, Financing Agency Revenue, Norwich University Project, 0.3% *, 9/1/2038, Citizens Bank (a)	5,500,000	5,500,000
Virginia 1.9%
Albemarle County, VA, Economic Development Authority, Hospital Revenue, Martha Jefferson Hospital, Series B, 0.45% *, 10/1/2048, Branch Banking & Trust (a)	6,000,000	6,000,000
Lynchburg, VA, Industrial Development Authority Revenue, Central Health Hospital:
Series A, 0.54% *, 1/1/2028, SunTrust Bank (a)	6,965,000	6,965,000
Series B, 0.45% *, 1/1/2035, Branch Banking & Trust (a)	4,550,000	4,550,000
Series C, 0.45% *, 1/1/2035, Branch Banking & Trust (a)	8,900,000	8,900,000
Norfolk, VA, State General Obligations, AMT, 0.63% *, 8/1/2037	11,820,000	11,820,000
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, Series A, 0.45% *, 5/28/2021, Branch Banking & Trust (a)	8,250,000	8,250,000
Virginia, RBC Municipal Products, Inc. Trust:
Series C-2, 144A, AMT, 0.68% *, 1/1/2014, Royal Bank of Canada (a)	9,490,000	9,490,000
Series C-8, 144A, AMT, 0.68% *, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 0.5% *, 1/1/2035, Branch Banking & Trust (a)	2,900,000	2,900,000

		84,540,000
Washington 2.3%
University of Washington:
1.0%, 2/2/2009	20,000,000	20,000,000
1.0%, 2/9/2009	10,000,000	10,000,000
Washington, RBC Municipal Products, Inc. Trust, Series C-7, 144A, AMT, 0.68% *, 12/1/2009, Royal Bank of Canada (a)	22,545,000	22,545,000
Washington, Solar Eclipse Funding Trust, Series 2007-0094, 144A, 0.45% *, 10/1/2036	4,205,000	4,205,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.7% *, 7/1/2030, JPMorgan Chase Bank (a)	8,000,000	8,000,000
Washington, State General Obligation:
Series 2599, 144A, 0.46% *, 1/1/2016	4,505,000	4,505,000
Series 3087, 144A, 0.46% *, 7/1/2016	5,055,000	5,055,000
Series R-11477, 0.89% *, 7/1/2025 (b)	5,445,000	5,445,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.58% *, 5/1/2028, US Bank NA (a)	9,595,000	9,595,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 0.75% *, 7/1/2039	4,800,000	4,800,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 0.7% *, 9/15/2039	4,000,000	4,000,000
Washington, State Housing Finance Commission, Nonprofit Revenue, YMCA Tacoma-Pierce County Project, 0.48% *, 12/1/2032, US Bank NA (a)	3,615,000	3,615,000

		101,765,000
West Virginia 0.7%
West Virginia, State Hospital Finance Authority Revenue, Cabell Huntington Hospital, Series A, 0.45% *, 1/1/2034, Branch Banking & Trust (a)	13,480,000	13,480,000
West Virginia, State Hospital Finance Authority Revenue, Charleston Area Medical Center, Series A, 0.4% *, 9/1/2037, Branch Banking & Trust (a)	18,605,000	18,605,000

		32,085,000

Wisconsin 0.8%
Milwaukee, WI, General Obligation, Series V8, 0.45% *, 2/1/2025	2,700,000	2,700,000
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.62% *, 5/1/2038, Wells Fargo Bank NA (a)	5,300,000	5,300,000
Whitewater, WI, Industrial Development Revenue, MacLean-Fogg Co. Project, AMT, 0.7% *, 12/1/2009, Bank of America NA (a)	3,000,000	3,000,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, Series 2007-5, 144A, 0.63% *, 9/1/2017	6,755,000	6,755,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Gundersen Lutheran, Series A, 2.45% *, 12/1/2015 (b)	15,895,000	15,895,000

		33,650,000
Wyoming 1.3%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc., Series B, 1.25% *, 7/1/2014, Wells Fargo Bank NA (a)	6,700,000	6,700,000
Sweetwater County, WY, 0.7%, 2/5/2009	8,775,000	8,775,000
Wyoming, Student Loan Corp. Revenue, Series A-3, AMT, 0.6% *, 12/1/2043, Royal Bank of Canada (a)	40,000,000	40,000,000

		55,475,000
Other 0.6%
Federal Home Loan Mortgage Corp., Multi-Family Housing, "A", Series M017, AMT, 0.63% *, 9/15/2050	24,867,000	24,867,000

Total Municipal Investments (Cost $4,226,768,251)		4,226,768,251
Government & Agency Obligation 3.4%
US Government Sponsored Agency
Federal Home Loan Bank, 0.27% **, 3/12/2009 (Cost $149,956,125)	150,000,000	149,956,125
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,376,724,376) †	100.0	4,376,724,376
Other Assets and Liabilities, Net	0.0	775,699

Net Assets	100.0	4,377,500,075

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2009.

**		Annualized yield at time of purchase; not a coupon rate.
†		The cost for federal income tax purposes was $4,376,724,376
(a)		Security incorporates a letter of credit from the bank listed.
(b)		Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Financial Security Assurance, Inc.		1.4

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	4,376,724,376
Level 3	-
Total	$ 4,376,724,376

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009